Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 69,257	$ 83,824
Accruals and payables	133,024	95,540
Accrued interest	16,891	16,279
Exploration and evaluation payables	132	229
Statutory payables	19,845	15,595
Trade and other payables	$ 239,149	$ 211,467